Selected operating expenses and additional information (Schedule of Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details)	Dec. 31, 2014 employee	Dec. 31, 2013 employee	Dec. 31, 2012 employee
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	1,558	6,391	17,332
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	138	156	178
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	167	448	1,057
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	569	556	594
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	504	5,050	15,300
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	180	181	203